As filed with the Securities and Exchange Commission on December 24,
1998
	Securities Act Registration	  No. 33 -7339
	Investment Company Act Registration  No.  811-4757


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.
	Post-Effective Amendment No. 23		[X]

and/or
REGISTRATION STATEMENT UNDER 	THE INVESTMENT COMPANY ACT OF 1940
	              AMENDMENT NO. 24                         [X]
	__________________
Smith Barney Natural Resources Fund Inc.
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Natural Resources Fund Inc.
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):
[  ]	Immediately upon filing
pursuant to 	[  ]	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant
to	[X]	On February 26, 1999 pursuant
to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant
to	[  ]	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule
485
If appropriate, check the following box:
[  ]	This post-effective amendment
designates a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Common Stock



Contents of Registration Statement
This Registration Statement contains the following pages and documents:

Front cover

Part A-Prospectus

Part B-Statement of Additional Information

Part C-Other Information
Signature Page

Exhibits

Part A

       [Logo]

       Smith Barney Mutual
       Funds

       Investing for your
       future.

       Every day.


PROSPECTUS                                      SMITH BARNEY
                                                MUTUAL FUNDS

--------------------------------------------------------------------------------

February 26, 1999                          Natural Resources Fund

                                         Class A, B, L and Y Shares












The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

================================================================================
CONTENTS
================================================================================

                               Fund goal and strategies....................   4

                               Principal risks, performance and expenses...   5

                               More on the fund's investments..............   8

Smith Barney Mutual            Management..................................   9
Funds offers a distinctive
family of fund choices         Choosing a class of shares to buy...........  10
tailored to help meet the
varying needs of large         Comparing the fund's classes................  11
and small investors.
Currently, Smith Barney        Sales charges...............................  12
Mutual Funds offers
more than 60 individual        More about deferred sales charges...........  15
funds with assets of more
than $xx billion.              Buying shares...............................  16

                               Exchanging shares...........................  17

                               Redeeming shares............................  18

                               Other things to know about
                                share transactions.........................  20

                               Smith Barney 401(k) and
                                ExecChoice/TM/ programs....................  22

                               Dividends, distributions and taxes..........  23

                               Share price.................................  24

                               Financial highlights........................  24


YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

================================================================================
FUND GOAL AND STRATEGIES
================================================================================

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers in natural resources industries.

KEY INVESTMENTS

The fund invests primarily in equity securities of U.S. and foreign companies in natural resources industries. Natural resources include gold and other precious metals, base metals, minerals, water, timberland and forest products, agricultural commodities, oil, gas, coal and other energy resources. A natural resources company derives at least 50% of its revenue from:

 . Owning, producing or processing natural resources or leases or rights to natural resources
 . Exploring for, developing, transporting or distributing natural resources . Providing services or supplies to a natural resources industry
 . Developing energy efficient technologies
 . Upgrading or processing raw commodities into intermediate products

SELECTION PROCESS

The fund focuses on developing a portfolio with investments in a broad range of natural resources industries that have the potential for capital appreciation. In allocating the fund's assets among natural resources industries, the manager considers economic and industry factors in seeking to determine which natural resources industries have the most favorable supply and demand characteristics and represent the best investment value. The manager also considers the risks associated with investing in the countries in which such industries are conducted. The manager analyzes individual companies to select the fund's investments within specific industries.

In allocating assets among natural resources industries, the manager considers the following:

 . The likely impact of expected economic development on industry demand
 . Expected changes in industry supply relative to demand
 . The degree to which expected positive or negative industry developments are reflected in the market price of industry securities
 . Domestic or international political factors that may influence natural resource companies

In selecting the securities of specific companies, the manager looks for the following:

 .  Consistently high return on capital
 .  Growth in cash flow and earnings
 .  A low stock price relative to private market valuation, or historical valuation measures
 .  Experienced and effective management whose interests are aligned with those of shareholders
 .  Events that cause a security to be temporarily undervalued

PRINCIPAL RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in securities of natural resources companies can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices of companies involved in natural resources industries decline . Prices for natural resources decline due to reduced demand or excess supply . Governmental action or political, economic or market instability adversely affects a country or region in which the fund invests
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

The value of natural resources, and consequently of securities of companies engaged in natural resources industries, tend to be more volatile than other investments. Also, because many of the natural resources companies in which the fund invests are located outside the United States, including emerging market countries, the fund has risks associated with investing in foreign issuers. Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

WHO MAY WANT TO INVEST

The fund may be an appropriate investment if you:

 .  Are seeking capital appreciation and can tolerate significant short-term volatility
 .  Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector
 .  Are seeking a hedge against inflation by investing in natural resources
 .  Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 .  Are not looking for current income

TOTAL RETURN

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR CHART APPEARS HERE]

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS: (past 10 years) Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

COMPARATIVE PERFORMANCE

The table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the MSCI World Index, an unmanaged index of foreign stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                                         AVERAGE ANNUAL TOTAL RETURNS
                                    Calendar Years Ended December 31, 1998

    Class         Inception Date  1 year  5 years  10 years  Since inception
      A              11/24/86
      B              11/06/92                        n/a
      L              11/07/94               n/a      n/a
      Y              __/__/__               n/a      n/a
MSCI World Index       n/a

FEES AND EXPENSES

This table sets forth the fees and expenses you will pay if you invest in fund shares.


SHAREHOLDER FEES
(paid directly from your investment)                        Class   Class   Class   Class
                                                              A       B       L       Y
Maximum sales charge on purchases (as a % of offering       5.00%    None    1.00%   None
 price)

Maximum deferred sales charge on redemptions (as a % of     None*    5.00%   1.00%   None
 the lower of net asset value at purchase or redemption)

ANNUAL FUND OPERATING EXPENSES (paid by
the fund as a % of fund net assets)
Management fee                                               0.75%   0.75%   0.75%   0.75%

Distribution and service (12b-1) fee                         0.25%   1.00%   1.00%   None

Other expenses                                                ---     ---     ---    ---

Total annual fund operating expenses                          ---     ---     ---    ---

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES    1 YEAR  3 YEARS  5 YEARS  10 YEARS

Class A                                $       $        $        $

Class B (redemption at end of period)  $       $        $        $

Class B (no redemption)                $       $        $        $

Class L (redemption at end of period)  $       $        $        $

Class L (no redemption)                $       $        $        $

Class Y                                $       $        $        $

================================================================================
MORE ON THE FUND'S U.S. AND FOREIGN INVESTMENTS
================================================================================

OTHER INVESTMENTS. The fund may invest up to 35% of its assets in securities of U.S. and foreign issuers not engaged in natural resources industries, as well as in gold bullion and gold coins.

DEBT SECURITIES. The fund may invest in debt securities of U.S. and foreign corporate and governmental issuers rated as low as B by the major rating agencies or, if unrated, of comparable quality. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest. Debt securities rated below BBB and their unrated equivalents are commonly referred to in the U.S. as "junk bonds." These securities may be speculative, are subject to greater price volatility, are less liquid, and involve high risk of loss.

DERIVATIVES AND HEDGING TECHNIQUES. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
 .  As a substitute for buying or selling securities
 .  To enhance the fund's return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

================================================================================
MANAGEMENT
================================================================================

MANAGER. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

John G. Goode and David Stadlin have been responsible for the day to day management of the fund since November 1995. Mr. Goode is an investment officer of Mutual Management Corp. and Chairman and chief investment officer of Davis Skaggs Investment Management, a division of Mutual Management Corp. and a managing director of Salomon Smith Barney. Mr. Stadlin is an investment officer of Mutual Management Corp. and vice president and investment officer of Salomon Smith Barney.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal to 0.xx% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.

================================================================================
CHOOSING A CLASS OF SHARES TO BUY
================================================================================

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment.

 .  If you establish a program of regular investment, you may wish to consider
   Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

 . Class B shares are sold without any initial sales charge so the entire price is immediately invested in the fund, which may partially or wholly offset the higher annual expenses of this class. Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class. Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

 . Consider the effect of the CDSC period and any conversion rights in the context of your investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with long term investment outlooks.

You may buy shares from:

 .  A Salomon Smith Barney Financial Consultant
 .  An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                      INITIAL               ADDITIONAL
                                           ------------------------------  ------------
                                           CLASSES A, B, L      CLASS Y    ALL  CLASSES
General                                        $1,000         $15 million       $50
Individual Retirement Accounts,                $  250         $15 million       $50
 Self Employed Retirement Plans,
 Uniform Gift to Minor Accounts

Qualified Retirement Plans                     $   25         $15 million       $25
Simple IRAs                                    $    1            n/a            $ 1

Monthly Systematic Investment Plans            $   25            n/a            $25
Quarterly Systematic Investment Plans          $   50            n/a            $50

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

================================================================================
COMPARING THE FUND'S CLASSES
================================================================================

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.


                       CLASS A                 CLASS B               CLASS L              CLASS Y
KEY FEATURES        . Initial sales       . No initial sales    . Initial sales       .  No initial or
                      charge                charge                charge is lower        deferred sales
                    . You may             . Deferred sales        than Class A           charge
                      qualify for           charge declines     . Deferred sales       . Must invest at
                      reduction or          over time             charge for only 1      least $15 million
                      waiver of initial   . Converts to           year                 . Lower annual
                      sales charge          Class A after 8     . Does not convert       expenses than the
                    . Lower annual          years                 to Class A             other classes
                      expenses than       . Higher annual       . Higher annual
                      Class B and           expenses than         expenses than
                      Class L               Class A               Class A

INITIAL SALES         Up to 5.00%;          None                  1.00%                  None
CHARGE                reduced or
                      waived for large
                      purchases and
                      certain
                      investors.  No
                      charge for
                      purchases of
                      $500,000 or
                      more

DEFERRED SALES        1% on                 Up to 5% charged      1% if you redeem       None
CHARGE                purchases of          when you redeem       within 1 year of
                      $500,000 or           shares. The charge    purchase
                      more if you           is reduced over
                      redeem within 1       time and there is
                      year of purchase      no deferred sales
                                            charge after 6 years

ANNUAL                0.25% of average      1% of average         1% of average          None
DISTRIBUTION          daily net assets      daily net assets      daily net assets
AND SERVICE
FEES

EXCHANGEABLE          Class A shares        Class B shares of     Class L shares of      Class Y shares of
INTO*                 of most Smith         most Smith Barney     most Smith             most Smith
                      Barney mutual         mutual funds          Barney mutual          Barney mutual
                      funds                                       funds                  funds

*Ask your Salomon Smit Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

================================================================================
SALES CHARGE:  CLASS A SHARES
================================================================================

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


                                     SALES CHARGE AS A % OF

                                    OFFERING     NET AMOUNT
       AMOUNT OF PURCHASE           PRICE (%)   INVESTED (%)

Less than $25,000                       5.00           5.26

$25,000 but less than $50,000           4.00           4.17
$50,000 but less than $100,000          3.50           3.63

$100,000 but less than $250,000         3.00           3.09
$250,000 but less than $500,000         2.00           2.04

$500,000 or more                         -0-            -0-


INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

   .  by you, or
   .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

   .  Employees of members of the NASD.
   .  403(b) or 401(k) retirement plans, if certain conditions are met
   . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met
   . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

================================================================================
SALES CHARGE:  CLASS B SHARES
================================================================================

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                         ----------------------------------------------
Year after purchase        1st   2nd   3rd   4th    5th   6th and over
                         ----------------------------------------------
Deferred sales charge       5%    4%    3%    2%     1%        0%
                         ----------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

SHARES ISSUED:                  SHARES ISSUED:                       SHARES ISSUED:
AT INITIAL                      ON REINVESTMENT OF                   UPON EXCHANGE FROM PURCHASE
                                DIVIDENDS AND                        ANOTHER SMITH BARNEY
                                DISTRIBUTIONS                        MUTUAL FUND
----------------------------------------------------------------------------------------------------------
Eight years after the           In same proportion as the            On the date the shares originally
date of purchase                number of Class B shares             acquired would have converted
                                converting is to total Class B       into Class A shares
                                shares you own
----------------------------------------------------------------------------------------------------------

================================================================================
SALES CHARGE:  CLASS L SHARES
================================================================================

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

================================================================================
SALES CHARGE:  CLASS Y SHARES
================================================================================

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

================================================================================
MORE ABOUT DEFERRED SALES CHARGES
================================================================================

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

================================================================================
Buying shares
================================================================================


Through a            You should contact your Salomon Smith Barney Financial Consultant
Salomon              or dealer representative to open a brokerage account and make
Smith Barney         arrangements to buy shares.
Financial
Consultant or        If you do not provide the following information, your order will be
dealer               rejected
represen-
tative                  .    Class of shares being bought
                        .    Dollar amount or number of shares being bought

                     You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                     Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------------------

Through the          Qualified retirement plans and certain other investors who are
fund's               clients of the selling group are eligible to buy shares directly from
transfer agent       the fund.

                     .    Write the transfer agent at the following address:

                        Smith Barney Natural Resources Fund Inc.
                        (Specify class of shares)
                        c/o First Data Investor Services Group, Inc.
                        P.O. Box 5128
                        Westborough, Massachusetts 01581-5128

                     .    Enclose a check to pay for the shares.  For initial purchases, complete and send an account application.

                     .    For more information, call the transfer agent at 1-800-451-2010

--------------------------------------------------------------------------------------------

Systematic           You may authorize Salomon Smith Barney, the dealer representative
investment           or the transfer agent to transfer funds automatically from a regular
plan                 bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                     .    Amounts transferred should be at least:  $25 monthly or $50 quarterly

                     .    If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                     For more information, contact your Salomon Smith Barney Financial
                     Consultant, dealer representative or the transfer agent or consult the
                     SAI.

================================================================================
Exchanging shares
================================================================================

Smith               You should contact your Salomon Smith Barney Financial .....Consultant
Barney offers       or dealer representative to exchange into other Smith Barney .....mutual
a distinctive       funds.  Be sure to read the prospectus of the Smith Barney ......mutual
family of           fund you are exchanging into.  An exchange is a taxable .....transaction.
mutual
funds               .    Not all Smith Barney funds may be offered for sale in .....your state of
tailored to         residence. Contact your Salomon Smith Barney Financial .....Consultant, dealer
help meet the       representative or the transfer agent.
varying
needs of both       .    You may exchange shares only for shares of the same .....class of
large and           another Smith Barney mutual fund.  Not all Smith Barney ......funds offer
small               all classes.
investors.
                    .    You must meet the minimum investment amount for each fund

                    .    If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                    .    The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

---------------------------------------------------------------------------------------------

Waiver of            Your shares will not be subject to an initial sales charge at the time of
additional          the exchange.
sales charges
                    Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

---------------------------------------------------------------------------------------------

By telephone        If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                    Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                    9:00 a.m. and 4:00 p.m. (Eastern time).

                    You can make only telephone exchanges between accounts that have identical registrations.

---------------------------------------------------------------------------------------------

By mail             If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

================================================================================
Redeeming shares
================================================================================

Generally           Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                    If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                    If the shares are held by a fiduciary or corporation, other documents may be required.

                    Your redemption proceeds will be sent within three business days after your request is received in good order.  However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                    If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

-----------------------------------------------------------------------------------------------

By mail             For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                       Smith Barney Natural Resources Fund Inc.
                       (Specify class of shares)
                       c/o First Data Investor Services Group, Inc.
                       P.O. Box 5128
                       Westborough, Massachusetts 01581-5128

                    Your written request must provide the following:

                    .    Your account number

                    .    The class of shares and the dollar amount or number of shares to be redeemed

                    .    Signatures of each owner exactly as the account is registered



By telephone        If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent.  You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York
                    Stock Exchange is open.  Call the transfer agent at 1-800-451-2010 between 4:00 a.m. and 4:00 p.m. (Eastern time).

                    Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.  You may be charged a fee for wire transfers.
                    You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
--------------------------------------------------------------------------------------------

Automatic           You can arrange for the automatic redemption of a portion of your
cash                shares on a monthly or quarterly basis.  To qualify you must own
withdrawal          shares of the fund with a value of at least $10,000 and each automatic
plans               redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                    The following conditions apply:

                    .    Your shares must not be represented by certificates

                    .    All dividends and distributions must be reinvested

                    For more information, contact your Salomon Smith Barney Financial
                    Consultant or dealer representative or consult the SAI.


================================================================================
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
================================================================================

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

   .  Name of the fund
   .  Account number
   .  Class of shares being bought, exchanged or redeemed
   . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

================================================================================
SMITH BARNEY 401(K) AND EXECCHOICE PROGRAMS
================================================================================

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 .  Class L shares may be purchased by plans investing less than $1 million.

Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

     If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

     If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

================================================================================
DISTRIBUTIONS, DIVIDENDS AND TAXES
================================================================================

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


TRANSACTION                               FEDERAL TAX STATUS
Redemption or exchange of shares         Usually capital gain or loss; long-term only
                                         if shares owned more than one year
----------------------------------------------------------------------------------------
Long-term capital gain distributions     Long-term capital gain
----------------------------------------------------------------------------------------
Short-term capital gain distributions    Ordinary income
----------------------------------------------------------------------------------------
Dividends                                Ordinary income
----------------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

================================================================================
SHARE PRICE
================================================================================

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

No information is presented for Class Y shares since no Class Y shares were outstanding for the periods shown.


FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31:

                                      1998        1997       1996(1)       1995             1994            1993
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                             $ 22.95      $ 16.50       $ 21.44         $ 18.89         $ 13.27
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  OPERATIONS:
    Net investment
       income (loss)                              (0.12)        0.08         (0.23)/(2)/     (0.06)          (0.02)
    Net realized and
       unrealized gain
       (loss)                                      0.73         6.37         (4.71)           2.61            5.64
----------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                                  0.61         6.45         (4.94)           2.55            5.62
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment
      income(3)                                   (0.33)        --             --              --             --
    Net realized gains                              --          --             --              --             --
----------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.33)        --             --              --             --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF YEAR                                       $ 23.23      $ 22.95       $ 16.50         $ 21.44         $ 18.89
----------------------------------------------------------------------------------------------------------------------
Total return(4)                                    2.67%       39.09%       (23.04)%         13.50%          42.35%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF
  YEAR (000)'S                                  $45,488      $50,521      $ 27,884         $41,370         $20,097
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS:
    Expenses                                       1.51%        1.62%         1.99%           1.81%           2.17%
    Net investment
      income (loss)                               (0.32)        0.15         (1.46)          (0.34)          (0.14)
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             101%         120%           40%             50%            108%
----------------------------------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) Includes realized gains and losses from foreign currency transactions.
(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31:

                                 1998       1997/(1)/  1996         1995            1994       1993/(2)/
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                      $ 22.32    $ 16.15      $ 21.14         $ 18.75    $ 13.35
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  OPERATIONS:
    Net investment
       income (loss)                       (0.27)     (0.09)       (0.22)/(3)/     (0.33)     (0.15)
    Net realized and
       unrealized gain (loss)               0.70       6.26        (4.77)           2.72       5.55
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
 OPERATIONS                                 0.43       6.17        (4.99)           2.39       5.40
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment
      income(4)                            (0.15)        --           --              --         --
    Net realized gains                     (0.00)        --           --              --         --
---------------------------------------------------------------------------------------------------------
Total distributions                        (0.15)        --           --              --         --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF YEAR                              $   22.60    $ 22.32   $    16.15         $ 21.14   $  18.75
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                             1.95%     38.20%      (23.60)%         12.75%     40.45%/(6)/
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF
  YEAR (000)'S                         $  66,819   $ 73,969   $   25,747         $37,704   $ 40,895
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS:
    Expenses                                2.18%      2.29%        2.62%           2.54%      2.98%/(7)/
    Net investment
      income (loss)                        (0.99)     (0.83)       (2.11)          (1.06)     (0.96)/(7)/
---------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATE                      101%       120%          40%             50%       108%
---------------------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from November 6, 1992 (inception date) to October 31, 1993.
(3) Includes realized gains and losses from foreign currency transactions.
(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6) Not annualized.
(7) Annualized

FOR A CLASS L SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31:


                                   1998/(1)/    1997         1996/(2)/     1995/(3)/
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                 $22.32   $    16.16   $     20.63
 YEAR
--------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income
      (loss)                                   (0.23)        0.05/(4)/    (0.29)
    Net realized and
       unrealized gain (loss)                   0.68         6.11         (4.18)
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM                        0.45         6.16         (4.47)
  OPERATIONS
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income(5)                   (0.15)          --            --
    Net realized gains                         (0.00)          --            --
--------------------------------------------------------------------------------------
Total distributions                            (0.15)          --            --
--------------------------------------------------------------------------------------
NET ASSETS VALUE, END OF YEAR                 $22.62   $    22.32   $     16.16
--------------------------------------------------------------------------------------
TOTAL RETURN(6)                                 2.04%       38.12%       (21.67)%/(7)/
--------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S               $6,393   $    7,602   $       572
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:                   2.12%        2.25%         2.69%/(8)/
    Expenses
    Net investment income                      (0.92)       (0.21)        (1.97)/(8)/
    (loss)
--------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          101%         120%           40%
--------------------------------------------------------------------------------------

(1) Prior to June 12, 1998, Class L shares were called Class C shares.
(2) Per share amounts calculated using the monthly average shares method.
(3) For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges.
(7) Not annualized.
(8) Annualized.

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

NATURAL RESOURCES FUND

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010 or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04757)
[FD00000 2/99]

Part B


February 26, 1999

STATEMENT OF ADDITIONAL INFORMATION

Natural Resources Fund Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

The fund offers three classes of shares which may be purchased at the next-determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A and Class L shares) and/or (ii) on a deferred basis (Class B and Class L shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $15,000,000. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with each Prospectus dated February 26, 1999, which may be obtained from the fund or your Salomon Smith Barney Financial Consultant.

CONTENTS

Directors and Executive Officers of the Fund	1
Investment Objective and Management Policies	3
Risk Factors	13
Investment Restrictions	16
Portfolio Turnover	18
Portfolio Transactions	18
Purchase of Shares	19
Exchange Privilege	25
Redemption of Shares	26
Dividends, Distributions and Taxes	28
Performance Information	32
Determination of Net Asset Value	34
Investment Management and Other Services	35
Other Information About the Fund	37
Financial Statements	38
Appendix A - Ratings of Debt Obligations	39
Appendix B.....................................................................
 ......................................................42

DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

Overall responsibility for management and supervision of the fund rests with the fund's Board of Directors. The Directors approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with its distributor, investment manager, custodian and transfer agent. The day-to-day operations of the fund are delegated to the fund's investment manager.


The Directors and executive officers of the fund, together with information as to their principal business occupations during the past five years, are shown below.

HERBERT BARG (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 77).  Consultant, HMK Associates.  Retired Vice
Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

DWIGHT B. CRANE (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

BURT N. DORSETT (Age 68). Managing Partner of the investment counseling firm Dorsett McCabe Management, Inc. Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10021.

STEPHEN E. KAUFMAN (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

JOSEPH J. MCCANN (Age 68). Financial Consultant. Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*HEATH B. MCLENDON, CHAIRMAN OF THE BOARD AND INVESTMENT OFFICER (Age
65). Managing Director of Salomon Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of Mutual Management Corp. ("MMC" or the "Manager") and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board and Director of 59 investment companies associated with Salomon Smith Barney.

CORNELIUS C. ROSE, JR. (Age 65).  President, Cornelius C. Rose
Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt. 6, West Lebanon, New Hampshire 03784.

*LEWIS E. DAIDONE, SENIOR VICE PRESIDENT AND TREASURER (Age 41).
Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of certain other Smith Barney Mutual Funds.

*JOHN G. GOODE, VICE PRESIDENT AND INVESTMENT OFFICER (Age 53).
Chairman and Chief Investment Officer of Davis Skaggs Investment
Management ("Davis Skaggs"), a division of MMC; Managing Director of Salomon Smith Barney. His address is 1 Sansome Street, 36th Floor, San Francisco, California 94104.

*DAVID A. STADLIN, VICE PRESIDENT AND INVESTMENT OFFICER (Age 33). Portfolio Manager/Research Analyst of Davis Skaggs; Vice President of Salomon Smith Barney. His address is 1 Sansome Street, 36th Floor, San Francisco, California 94104.


*CHRISTINA T. SYDOR, SECRETARY (Age 47). Managing Director of Salomon Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as Secretary of certain other Smith Barney Mutual Funds.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a fund officer or Director.

The following table shows the compensation paid by the fund and other Smith Barney Mutual Funds to each Director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. The fund does not pay retirement benefits to its Directors and officers. Officers and interested Directors of the fund are compensated by Salomon Smith Barney.






Name of Person



Aggregate
Compensat
ion
from Fund

Total
Pension or
Retirement
Benefits
Accrued
as part of
Fund
Expenses

Compensation
from Fund
and Fund
Complex
Paid to
Directors

Estimated
Annual
Benefits
upon
Retirement

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,350
3,350
2,850
2,850,
3,350
3,100
3,350
3,350
-----
3,350

$0
0
0
0
0
0
0
0
0
0

$101,600
49,600
119,814
133,850
49,600
48,500
91,964
49,600
------
49,600



18
13
21
24
13
13
15
13
59
13


*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to fund Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to Directors Emeritus was $1,500.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

General. The Prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. The fund is an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The fund's investment manager is MMC. The investment objective of the fund is to seek long-term capital appreciation by investing primarily in issuers in natural resources industries. Under normal market conditions, the fund will invest at least 65% of its assets in issuers in natural resources industries. Generating current income is not a primary part of the fund's investment objective. No assurance can be given that the fund will achieve its investment objective.

The fund's investment objective may be changed only by the ''vote of a majority of the outstanding voting securities'' as defined in the 1940 Act. However, the fund's investment policies are nonfundamental, and thus may be changed by the Board of Directors, provided the change is not prohibited by the fund's fundamental investment restrictions (described under INVESTMENT RESTRICTIONS) or applicable law. Any such change will first be disclosed in the then current prospectus.

Up to 35% of the fund's assets may be invested in companies not in the natural resources area, corporate debt securities, U.S. government securities and, for cash management purposes, money market instruments. For temporary defensive purposes, the fund may invest in excess of 35% of its assets in money market instruments.

The fund may utilize up to 10% of its assets to purchase put options on securities owned by the fund and up to an additional 10% of its assets to purchase call options on securities the fund may acquire in the future. The fund may purchase only put options that are traded on a regulated exchange. The fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide movements affecting that portion of its assets invested in the country whose stocks are subject to the hedges.

EQUITY SECURITIES

Common Stocks. The fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The fund may invest up to 5% of its assets in the securities of issuers which directly or through a parent or affiliated company have been in continuous operation for less than three years.

Preferred Stocks and Convertible Securities. The fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. The fund may invest up to 5% of its assets in warrants. Warrants acquired entitle the fund to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Illiquid and Restricted Securities. Up to 15% of the assets of the fund may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including
(a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing in more than seven calendar days and (c) new and early stage companies whose securities are not publicly traded.

FIXED INCOME SECURITIES

U.S. Government Securities. U.S. government securities in which the fund may invest include: direct obligations of the United States Treasury, obligations issued by U.S. government agencies and instrumentalities ("U.S. government securities"), including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the fund will invest in obligations issued by such an instrumentality only if the Manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

Short-Term Investments. The fund may hold up to 20% of the value of its assets in cash and in short-term instruments, and it may hold cash and short-term instruments without limitation when the Manager determines that it is appropriate to maintain a temporary defensive posture. Short-term instruments in which the fund may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities (including repurchase agreements with respect to such securities); (b) bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); (c) floating rate securities and other instruments denominated in U.S. dollars issued by international development agencies, banks and other financial institutions, governments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Foreign Cooperation and Development; and (d) commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.

DERIVATIVE CONTRACTS

Writing Options. The fund may from time to time write covered put and call options on securities in its portfolio. The fund will realize a fee (referred to as a "premium") when it writes an option. The fund will write only covered put and call options, which means that for so long as the fund remains obligated as the writer of the option it will, in the case of a call option, continue to own the underlying security and, in the case of a put option, maintain an amount of cash or permissible securities in a segregated account equal to the exercise price of the option. Thus, the purchaser of a put option has the right to compel the fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

Upon the exercise of a put option, the fund may suffer a loss equal to the difference between the price at which the fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's acquisition cost of the security, less the premium received for writing the option.

In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the fund may engage in a closing purchase transaction. The fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the fund would purchase, prior to the exercise of an option it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the fund will be able to effect a closing purchase transaction when it wishes to do so. The obligation of the fund to purchase or deliver securities, respectively, upon the exercise of a covered put or call option which it has written terminates upon the effectuation of a closing purchase transaction.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The fund may write (a) in-the-money call options when the Manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the Manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") and of the securities exchange on which the option is written.

The fund may realize a profit or loss upon entering into a closing transaction. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the fund expects to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. The fund expects to write options only on U.S. securities exchanges, except that it may write options on U.S. government securities in the over-the-counter market.

Although the fund generally will purchase or write only those options for which the Manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.
 There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the Manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk, because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Purchasing Put and Call Options on Securities. The fund may utilize up to 10% of its assets to purchase put options on securities owned by the fund and up to an additional 10% of its assets to purchase call options on securities which the fund may acquire in the future. The fund may purchase only put options that are traded on a regulated exchange. By buying a put, the fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The fund may purchase call options on a security it intends to purchase in the future to avoid the additional cost that would result from a substantial increase in the market price of the security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the fund, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Stock Index Futures. The fund may enter into futures contracts on domestic and foreign stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. Examples of domestic stock indexes are the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index, and examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), the Financial Times-Stock Exchange 100 (International Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange). The fund will not enter into stock index futures contracts for speculation and will only enter into futures contracts that are traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

When the fund enters into a futures contract to purchase, an amount of cash, or other permissible liquid securities, equal to the market value of the contract, will be deposited in a segregated account to collateralize the position, thereby insuring that the use of the contract is unleveraged.

The fund may lose the expected benefit of these futures transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the fund's futures positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures is subject to the Manager's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the fund may not be able to close a futures position without incurring a loss in the event of adverse price movements.

Stock Index Options. The fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide price movements affecting that portion of its assets invested in the country whose stocks are subject to the hedge. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the payment received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Options on foreign stock indexes are similar to options on domestic stock indexes. Like domestic stock index options, foreign stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. Unlike domestic stock index options, foreign stock index options carry risks associated with investing in foreign securities, as described above. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the fund's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the fund of options will be subject to the ability of the Manager to predict correctly movements in the direction of the underlying index.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the fund's securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the particular stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the ability of the Manager to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

The fund will engage in stock index options transactions only when determined by the Manager to be consistent with the fund's effort to control risk. There can be no assurance that the use of these portfolio strategies will be successful. When the fund writes an option on a stock index, it will set aside in a segregated account cash or other permissible liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

Gold Futures Contracts and Related Options. The fund's purpose in entering into a gold futures contract or a related option is to mitigate the effects of fluctuations in the price of gold without necessarily buying gold or other portfolio assets. For example, if the fund expects gold prices to increase, the fund might purchase gold futures contracts in anticipation of the future purchase of gold or gold-related securities. Such a purchase would have much the same effect as the fund's buying gold. If gold prices increase as anticipated, the value of the gold futures contracts would increase at approximately the same rate. If the Manager determines it would be advantageous to do so, the fund may, for hedging purposes, utilize its assets as initial margin and premiums on futures contracts and options on those contracts. The fund may enter into futures contracts for the purchase and sale of gold, purchase put and call options on those futures contracts and write call options on those futures contracts. Use of these strategies may provide a defense against a decline in the value of the fund's assets in a period of anticipated price weakness. The fund will enter into only futures contracts that are traded on a regulated domestic or foreign commodities exchange and will purchase or write options on gold futures only on a regulated domestic or foreign exchange approved for such purpose by the CFTC. Currently, gold futures and options thereon are traded primarily on the Commodity Exchange of New York ("COMEX"), the Chicago Mercantile Exchange and the Chicago Board of Trade; the fund expects to trade futures and related options primarily on COMEX. When the fund enters into long futures and options positions (futures contracts to purchase gold and call options purchased or put options written by the fund), an amount of cash or other permissible liquid assets equal to the underlying commodities value of the contracts will be set aside in a segregated account to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

No consideration is paid or received by the fund upon the purchase of a gold futures contract. Initially, the fund will be required to deposit with a broker an amount of cash or cash equivalents or other liquid securities. This amount, known as initial margin, is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the gold futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as maintenance margin, to and from broker, will be made daily as the price of the gold bullion underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as "marking-to-market." Because the value of an option on a futures contract is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

A gold futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of gold at a specified price, date, time and place. The fund may enter into futures contracts to sell gold when the Manager believes the value of its gold and gold-related securities will decrease. The fund may enter into futures contracts to purchase gold when the Manager anticipates purchasing gold or gold-related securities and believes that prices will rise before the purchases will be made. At any time prior to the expiration of a gold futures contract or an option on a gold futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

The use of gold futures contracts as a hedging device involves several risks. Losses incurred in hedging transactions and the costs of these transactions will affect the fund's performance. There are several risks in connection with the use of gold futures contracts and related options as hedging devices. Successful use of gold futures contracts and related options by the fund is subject to the ability of the Manager to predict correctly movements in the price of gold and other factors affecting markets for gold. These predictions involve skills and techniques that are different from those generally involved in the management of the fund. In addition, there can be no assurance that there will be a correlation between movements in the price of gold futures contracts or an option on a gold futures contract and movements in the price of the hedged assets. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in the price of gold or the hedged securities.

Although the fund intends to purchase gold futures contracts and related options only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts or options at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that gold futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of gold futures positions and subjecting the fund to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of maintenance margin, and an increase, if any, in the value of the portion of the portfolio being hedged may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the assets being hedged will, in fact, correlate with the price movements in a gold futures contract or an option thereon and thus provide an offset to losses on the futures contract or option.

If the fund has hedged against the possibility of a change in the price of gold adversely affecting the value of its assets and prices move in a direction opposite to that which was anticipated, the fund will probably lose part or all of the benefit of the increased value of the assets hedged because of offsetting losses in its futures positions. In addition, in such a situation, if the fund has insufficient cash, it might have to sell assets to meet daily maintenance margin requirements at a time when it would be disadvantageous to do so. These sales of assets could, but will not necessarily, be at increased prices which reflect the change in the value of gold.

An option on a gold futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a gold futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transactions costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the fund.

The ability of the fund to trade in gold futures contracts and related options and to invest directly in gold bullion or gold coins may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes."

Currency Transactions. The fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. The fund's transactions in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions.

Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio securities positions denominated or quoted in the currency. In hedging specific portfolio positions, the fund may enter into a forward currency contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Manager. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although such transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. To assure that the fund's forward currency contracts are not used to achieve investment leverage, the fund will set aside in a segregated account cash or other permissible liquid assets in an amount at all times equal to or exceeding the fund's commitment with respect to these contracts. The fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward contract) into that particular currency.

If the fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided such covering contract is itself covered by one of these methods unless the covering contract closes out the first contract; or
(d) depositing into a segregated account cash or other permissible liquid assets in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, the fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the amount of the currency it is obligated to deliver. If the fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between the fund's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.
Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to the fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase.

If a devaluation of a currency is generally anticipated, the fund may not be able to contract to sell the currency at a price above the devaluation level that it anticipates. The fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

OTHER PRACTICES

In attempting to achieve its investment objective, the fund may employ, among others, the following portfolio strategies:

Repurchase Agreements. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by the Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays in or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements in order to evaluate potential risks.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or U.S. government securities which will be maintained at all times in an amount equal to at least 100% of the current market value (determined by marking to market daily) of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder." In lending its securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The following conditions must be met whenever the fund's portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities or letters of credit from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be gained from such loans would justify the risk.

Short Sales Against the Box. The fund may make short sales of common stock if, at all times when a short position is open, the fund owns the stock or owns preferred stock or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with its custodian; not more than 10% of the fund's net assets (taken at current value) may be held as collateral for such sales at any one time.

Borrowing. The fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 10% of its total assets, and may pledge its assets in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the fund's total assets the fund will not make any additional investments.


RISK FACTORS

General. The fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. The composition of the fund's portfolio will vary depending on the determination of the Manager of how best to achieve long-term capital appreciation. The fund may invest in debt securities when the Manager believes they will enhance the fund's ability to achieve long-term capital appreciation. Because the securities in which the fund invests may involve risks not associated with more traditional investments, an investment in the fund, by itself, should not be considered a balanced investment program. Investors should realize that risk of loss is inherent in the ownership of any securities and that the fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

The fund intends to invest at least 65% of its assets in natural resource investments as defined in the Prospectus. As a result of this concentration policy, which is a fundamental policy of the fund, the fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of companies involved in natural resource-related industries have been volatile.

Foreign Securities. The fund's policy of investing in securities of foreign issuers presents certain risks not present in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Economic, political and social conditions prevailing in these countries may have a significant effect on the success of the fund. Moreover, securities of many foreign companies may be less liquid and their prices more volatile that those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, expenses relating to foreign custody, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the fund and the unrealized appreciation or depreciation of investments. To protect against uncertainty concerning changes in exchange rates, the fund may enter into forward currency exchange transactions. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

Securities of Developing Countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

Lower-Rated Securities. The fund may invest in medium- or low-rated securities and unrated securities of comparable quality (sometimes referred to as junk bonds). Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund, with a commensurate effect on the value of the fund's shares. Therefore, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of medium- and lower-rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated securities and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for some medium- and lower-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed income securities, including medium- and lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund.

Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small.

In light of these risks, the Manager, in evaluating the creditworthiness of an issuer, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Derivative Instruments. In accordance with its investment policies, the fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund.
Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of each such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Economic and Monetary Union (EMU). On January 1, 1999, 11 European countries adopted a single currency - the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone.
 EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio.

Year 2000. The investment management services provided to the fund by the Manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the fund's operations, including the handling of securities trades, pricing and account services. The Manager and Salomon Smith Barney have advised the fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair the fund's services at that time.


INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders. These fundamental policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the fund, defined as the lesser of (a) 67% of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares.

The investment restrictions and policies adopted by the fund prohibit it from:

1. Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3. Investing more than 25% of its total assets in securities, the issuers of which are in the same industry (other than in Natural Resource Investments as defined in the Prospectus). For purposes of this limitation, U.S. government securities are not considered to be issued by members of any industry.

4. Borrowing money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Engaging in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); (d) investing in real estate investment trust securities; or (e) investing in gold bullion and coins or receipts for gold.

In addition to the investment restrictions and policies mentioned above, the fund has voluntarily adopted the following policies and restrictions. They differ from fundamental investment policies because they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders. Accordingly, the fund is prohibited from:

a. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

b. Purchasing restricted securities, illiquid securities or other securities which are not readily marketable if more than 15% of the total assets of the fund would be invested in such securities.
 For purposes of this limitation, (i) repurchase agreements providing for settlement in more than seven days after notice by the fund and (ii) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

c. Purchasing any security if as a result the fund would then have more than 5% of its total assets (taken at current value) invested in securities of issuers which directly or through a parent or affiliated company have had ongoing operations for fewer than three years. For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.

d. Making investments for the purpose of exercising control or management.

e. Investing in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets, of which not more than 2% of the fund's net assets may be invested in warrants not listed on a recognized domestic or foreign stock exchange to the extent permitted by applicable state securities laws.

f. Engaging in the purchase or sale of put, call, straddle or spread options or in the writing of such options other than (i) purchasing and writing put and call options on securities and stock indexes, (ii) entering into closing purchase transactions with respect to such options, (iii) purchasing put and call options on gold, purchasing gold futures contracts and writing covered call options on gold, or (iv) upon 60 days' notice given to its shareholders, (1) writing put and other call options on gold or (2) entering into other hedging transactions involving futures contracts and related options, including gold futures contracts.

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval and appropriate disclosure to investors. If any percentage limitation is complied with at the time of an investment, a later increase or decrease resulting from a change in values or assets will not constitute a violation of that limitation.

PORTFOLIO TURNOVER

While the fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the length of time they have been held by the fund when warranted by the circumstances.
The fund cannot accurately predict its annual rate of portfolio turnover (that is, the lesser of purchases or sales of portfolio securities for the year divided by the monthly average value of portfolio securities for the year); however, it is anticipated that the annual turnover rate generally will not exceed 100%. Under certain market conditions, the fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options on stock indexes written by the fund (due to appreciation of the underlying index in the case of call options or depreciation of the underlying index in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the fund's portfolio were replaced once during a period of one year. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. The portfolio turnover rates for the 1996, 1997 and 1998 fiscal years were 120%, 101% and 177% respectively.

PORTFOLIO TRANSACTIONS

Most of the purchases and sales of securities for the fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the fund are made by the Manager, which also is responsible for placing these transactions, subject to the overall review of the Board of Directors. Although investment decisions for the fund are made independently from those of the other accounts managed by the Manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions generally are fixed. There is generally no stated commission in the case of securities traded on domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1996, 1997 and 1998 fiscal years, the fund paid $705,392, $702,508 and $618,393, respectively, in brokerage commissions.

In selecting brokers or dealers to execute portfolio transactions on behalf of the fund, the Manager seeks the best overall terms available.
 In assessing the best overall terms available for any transaction, the Manager will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Management Agreement authorizes the Manager in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or other accounts over which the Manager or its affiliates exercise investment discretion.

The fund's Board of Directors periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund. It is possible that certain of the services received will primarily benefit one or more accounts for which the Manager or its affiliates exercise investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other account. The fee under the Investment Management Agreement is not reduced by reason of the receipt by the Manager of such brokerage and research services.

The fund's Board of Directors has determined that any portfolio transactions for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the judgment of the Manager, the use of Salomon Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Salomon Smith Barney charges the fund a commission rate consistent with those charged by Salomon Smith Barney to comparable unaffiliated customers in similar transactions. Similarly, the fund may execute portfolio transactions in gold futures through an affiliated broker if comparable conditions are satisfied, including that the fund is charged commissions consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1996, 1997 and 1998 fiscal years, the fund paid $0, $9,000 and $14,131, respectively, in brokerage commissions to Salomon Smith Barney.

The fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by regulations adopted by the SEC.


	PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.


Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge
as a %
of
Transaction

Sales Charge
as a %
of Amount
Invested
Dealers'
Reallowance
as %
of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived.
See "Deferred Sales Charge Alternatives" and "Waivers of
CDSC."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a CDSC payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).


General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; and
(i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate.
 In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''CDSC Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a CDSC. A CDSC may be imposed on certain redemptions of these shares.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or
(d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was Made

CDSC

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of CDSC

The CDSC will be waived on: (a) exchanges (see ''Exchange Privilege'');
(b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "ADDITIONAL TAX INFORMATION" above, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired.
 The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.




REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney Natural Resources Fund Inc.
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of any class or
classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption and Exchange
Program.   Neither the fund  nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven
(7) days prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to distribute its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a federal 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the fund may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax. For federal income tax purposes, dividends declared by the fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

The following is a summary of selected Federal income tax considerations that may affect the fund and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

General. The fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including for this purpose, any excess of its net short-term capital gain over its net long-term capital loss ) for a taxable year, the fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders in compliance with the Code's timing and other requirements. One of several requirements for qualification is that the fund receives at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to the fund's investments in stock, securities and foreign currencies. Income from investments in gold bullion, gold coins and possibly futures or options contracts related to gold will not qualify as permitted gross income for purposes of the 90% test. Therefore, the fund intends to restrict its investment in gold bullion, gold coins and possibly futures or options contracts related to gold to the extent necessary to meet the 90% test. Gains from foreign currencies or related forward contracts, if any, that are not directly related to the fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) might be excluded by regulations from permitted gross income for purposes of the 90% test.

Taxation of the Fund's Investments. Gain or loss on the sale of securities by the fund generally will be long-term capital gain or loss if the fund has held the securities for more than one year, except for certain currency gains or losses, as described below. Gain or loss on sales of securities held for not more than one year will be short-term.
 If the fund acquires a debt security at a substantial market discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount not previously included in the fund's income.

Dividends or other income (including, in some cases, capital gains) received by the fund from sources within foreign countries may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. [If eligible, the fund will determine whether to make an election to treat any qualified foreign income taxes paid by it as paid by its shareholders. In determining whether to make this election, the fund will take into consideration such factors as the amount of foreign taxes paid and the administrative costs associated with making the election. If the election is made, shareholders of the fund would be required to include their respective pro rata portions of such qualified foreign taxes in computing their taxable income and would then generally be entitled to credit such amounts against their United States income taxes due, if any, or to include such amounts in their itemized deductions, if any. For any year for which it makes such an election, the fund will report to its shareholders (shortly after the close of its fiscal year) the amount per share of such foreign taxes that must be included in the shareholder's gross income and will be potentially available as a credit or deduction, subject to the limitations generally applicable under the Code.]

Under the Code, gains or losses attributable to foreign currency forward contracts, or to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If the fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements described above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

The fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships in which the fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Options, Futures and Currency Forward Transactions. The tax consequences of options, futures and forward transactions entered into by the fund will vary depending on the nature of the underlying security or currency and whether the "straddle" rules, discussed separately below, apply to the transaction.

If the fund purchases a put or call option on an equity security, convertible debt security or gold (provided that the option on gold is not a "Section 1256 contract", as described below) and such a put or call option expires unexercised, the fund will realize a capital loss equal to the cost of the option. If the fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the fund's holding period for the option. If the fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the fund holds the underlying security or gold for more than one year before it purchases the put) from the sale of the underlying security or gold measured by the sales proceeds decreased by the premium paid and the fund's tax basis in the underlying security or gold. No gain or loss will be recognized by the fund if it exercises a call option.

The fund may write a covered call option on the securities and gold described above. If the option expires unexercised, or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security or gold. Generally, any such gain or loss will be short-term capital gain or loss. If a call option written by the fund is exercised, the fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security or gold. Whether the gain or loss will be long-term or short-term will depend on the fund's holding period for the underlying security or gold.

The Code imposes a special "mark-to-market" system for taxing "section 1256 contracts" including certain listed options on nonconvertible debt securities (including U.S. government securities or other listed nonequity options), options on certain stock indexes, regulated futures contracts and certain foreign currency contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking or making delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and mark-to-market year-end gain or loss from these investment positions (including premiums on listed, nonequity options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the fund (except that gain or loss with respect to foreign currency forward contracts will generally be treated as ordinary income or loss).
 Constructive sale rules may also require the recognition of gains (but not losses) if the fund engages in short sales or certain other transactions.

Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts or securities ("straddles"). Straddles are defined to include "offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under certain circumstances whether one investment made by the fund, such as an option contract, would be treated as offsetting another investment also held by the fund, and, therefore, whether the fund would be treated as having entered into a straddle. Also, options, futures, forward currency contracts and other positions entered into by the fund may result in the creation of straddles for Federal income tax purposes.

If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period.

If the fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60/40%" and/or mark-to-market rules. If any such election is made, the amount, the nature (as long or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made. The effect of the straddle rules and the other rules described above may be to change the amount, timing and character of the fund's income, gains and losses and, therefore, its distributions.


Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the fund's taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the fund during the fund's taxable year. Shareholders should consult their tax advisors regarding specific questions as to the Federal and local tax consequences of investing in the fund.

Taxation of Shareholders. Dividends paid from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their fund shares and whether such dividends and distributions are received in cash or reinvested in additional fund shares. Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held fund shares and whether such distributions are received in cash or reinvested in additional fund shares. Some of the fund's dividends declared from net investment income and attributable to qualifying dividends received by the fund from domestic corporations may qualify for the Federal dividends-received deduction for corporations.

The portion of the dividends received from the fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent that the fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the fund diminishes its risk of loss by holding one or more positions in substantially similar or related properties. Dividends-received deductions will be allowed only with respect to shares for which a corporate shareholder satisfies the same holding period rules applicable to the fund. Receipt of dividends that qualify for the dividends received deduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its fund shares may be reduced by the receipt of "extraordinary dividends" from the fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the fund's gross income as of the later of (a) the date that such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date that the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

If a shareholder (a) incurs a sales charge in acquiring shares of the fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares.
 Furthermore, the same rule would apply to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the fund on or just prior to a record date for a taxable-dividend or capital gain distribution should be aware that any such payment will be a taxable dividend or distribution payment even though it may represent a return of invested capital.

Share Redemptions. As a general rule, a shareholder who is not a dealer in securities and who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less, provided in each case that the transaction is properly treated as a sale rather than a dividend for tax purposes. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund, and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange will be treated as a long-term capital loss to the extent of the distribution.

Additionally, any loss realized on a redemption or exchange of fund shares will be disallowed to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number.
The backup withholding tax is not an additional tax and may be credited against a shareholder's Federal income tax liability. Distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.


PERFORMANCE INFORMATION

From time to time, the fund may quote total return of a class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications:
Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return. "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T)n = ERV

Where:	P	=	a hypothetical initial payment of
$1,000.
T	=	average annual total return.
n 	=	number of years.
ERV 	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Class A's average annual total return was as follows for the periods indicated:

(31.72)% for the one-year period from November 1, 1997 through October 31, 1998.
(3.16)% per annum during the five-year period from November 1, 1993 through October 31, 1998.
1.06% per annum for the period from commencement of operations
(November 24, 1986) through October 31, 1998.

Class B's average annual total return was as follows for the periods indicated:

(32.15)% for the one-year from November 1, 1997 through October
31, 1998.
(3.02)% per annum during the five-year period from November 6, 1993 through October 31, 1998.
3.33% per annum for the period from commencement of operations
(November 6, 1992) through October 31, 1998.

Class L's average annual total return was as follows for the periods indicated:

(29.25)% for the one year period from November 1, 1997 through October 31, 1998.
(5.78)% per annum for the period from commencement of operations
(November 7, 1994) through October 31, 1998.

Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class A's average annual total return for the same periods would have been (28.13)%, (2.16)% and 1.49%, respectively. If the maximum CDSC had not been deducted at the time of purchase, Class B's average annual total return for the same periods would have been (28.61)%, (2.83)% and 3.33%, respectively. If the maximum CDSC had not been deducted at the time of purchase, Class L's average annual total return for the same periods would have been (28.54)% and (5.78)%, respectively.

Aggregate Total Return. Aggregate total return figures represent the cumulative change in the value of an investment in the fund for the specified period and are computed by the following formula:

ERV-P
P

Where:	P	=	a hypothetical initial payment
of $10,000.
ERV 	=	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of the 1-, 5- or
10-year period at the end of the 1-,
5- or 10- year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

Class A's aggregate total return was as follows for the periods indicated:

(31.72)% for the one-year period from November 1, 1997 through October 31, 1998.
(14.82)% for the five-year period from November 1, 1993 through October 31, 1998.
13.40% for the period from commencement of operations (November
24, 1986) through
October 31, 1998.

Class B's aggregate total return was as follows for the periods indicated:

(32.15)% for the one-year period from November 1, 1997 through October 31,1998.
(14.21)% for the five-year period from November 1, 1993 through October 31, 1998.
21.69% per annum from commencement of operations (November 6, 1992) through
October 31,1998.

Class L's aggregate total return was as follows for the period indicated:

(29.96)% for the one-year period from November 1, 1997 through October 31,1998.
(21.90)% for the period from commencement of operations (November
7, 1994) through
October 31,1998.

Class A aggregate total return figures assume the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been (28.13)%, (10.36)% and 19.37%, respectively.

Class B aggregate total return figures assume the maximum applicable CDSC has not been deducted from the investment at the time of purchase.
 If the maximum 5.00% CDSC had been deducted at the time of purchase, Class B's aggregate total return for the same periods would have been (28.61)%, (13.36)% and 21.69%, respectively.

Class L aggregate total return figures assume the maximum applicable CDSC has not been deducted from the investment at the time of purchase.
 If the maximum 1% CDSC had been deducted at the time of purchase, Class L's aggregate total return for the same periods would have been (28.54)% and (21.11)%, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the class' performance with that of other mutual funds should give consideration to the quality and maturity of the portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.


DETERMINATION OF NET ASSET VALUE

Each class' net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates.

Over-the-counter securities and securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market for which no sale was reported on that date are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's Board of Directors. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.


	INVESTMENT MANAGEMENT AND OTHER SERVICES tc \l1 "INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager. Mutual Management Corp., formerly known as Smith Barney Mutual Funds Management Inc., serves as investment manager to the fund pursuant to a written agreement (the "Investment Management Agreement") dated as of December 18, 1995. The agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the fund or the Manager (the "Independent Directors"). The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup, Inc. ("Citigroup"). The Manager (through predecessor entities) has been in the investment counseling business since 1968 and is a registered investment adviser. The Manager renders investment advice to investment companies that had aggregate assets under management as of January 31, 1999, in excess of $__ billion.

Subject to the supervision and direction of the fund's Board of Directors, the Manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, employs professional portfolio managers and securities analysts who provide research services to the fund and oversees all aspects of the fund's administration.

As compensation for investment advisory services provided pursuant the Investment Management Agreement, the fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the value of the fund's average daily net assets. For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the fund paid the Manager $763,626, $1,012,447 and $607,349, respectively, in investment advisory fees.

The Manager pays the salary of any officer and employee who is employed by both it and the fund. The services provided by the Manager under the Investment Management Agreement are described in the Prospectus under "Management." The Manager bears all expenses in connection with the performance of its services. The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, Directors, shareholders or employees of Salomon Smith Barney or the Manager; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the fund.

Counsel. Willkie Farr & Gallagher serves as counsel to the fund. The Independent Directors of the fund have selected Stroock & Stroock & Lavan LLP, as their counsel.

Auditors. KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, serve as auditors of the fund and render an opinion on the fund's financial statements annually.

Custodian. The Chase Manhattan Bank, N.A. ("Chase" or "Custodian"), located at 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as the fund's custodian. Under its agreement with the fund, Chase holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, Chase receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act. Chase is authorized to establish separate accounts in foreign securities owned by the fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories.

Transfer Agent. First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Distributor. CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1996, 1997 and 1998 fiscal years, Salomon Smith Barney, received $500,000, $115,000 and __________, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1996, 1997 and 1998, Salomon Smith Barney or its predecessor received from shareholders $119,000, $201,000 and $_________, respectively, in CDSC on the redemption of Class B and Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended October 31, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $622,346 consisting of approximately $32,428 for advertising, $5,345 for printing and mailing of prospectuses, $302,634 for support services, $277,469 to Salomon Smith Barney Financial Consultants, and $4,470 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney from the fund.

Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:




Distribution Plan Fees





Fiscal Year
Ended
10/31/98

Fiscal Year
Ended
10/31/97

Fiscal Year
Ended
10/31/96

Class A

$  82,238

$131,379

$111,199

Class B

$438,557

$750,082

$511,268

Class L*

$  42,290

$  75,921

$  42,739

* Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

OTHER INFORMATION ABOUT THE FUND

General. The fund was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals Fund Inc. As the name of its sponsor has changed, the fund's name has been changed, most recently on October 14, 1994 and December 19, 1995, to Smith Barney Precious Metals and Minerals Fund Inc. and Smith Barney Natural Resources Fund Inc., respectively. The fund is registered with the SEC as a diversified, open-end management investment company.

The fund offers shares of common stock currently classified into four classes, A, B, L and Y, with a par value of $.001 per share. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each class; (b) the effect of the respective sales charges for each class; (c) the distribution and/or service fees borne by each class; (d) the expenses allocable exclusively to each class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privilege of each class; and (g) the conversion feature of the Class B shares. The fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if it does, take appropriate action.

Voting. The fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one or more of the classes.

Minimum Account Size. The fund reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in this fund, each account must satisfy the minimum account size.) The fund, however, will not redeem shares based solely on market reductions in net asset value. Before the fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the Transfer Agent.


FINANCIAL STATEMENTS tc \l1 "FINANCIAL STATEMENTS

The fund's Annual Report for the fiscal year ended October 31, 1998 is incorporated herein by reference in its entirety.


	APPENDIX A- RATINGS OF DEBT OBLIGATIONS tc \l1 "APPENDIX A- RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's

Aaa - Bonds rated "Aaa" are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
 Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issue ranks in the lower end of its generic rating category.


Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard
& Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.



APPENDIX B


The Smith Barney Mutual Fund Family encompasses more than 60 mutual funds, representing approximately $87 billion of shareholder assets under management as of September 30, 1998. This places us among the largest mutual fund companies in the United States. Our portfolio managers average approximately 25 years of experience in the financial field - of which, on average, 18 have been with Smith Barney.

By building a core portfolio of mutual funds with complementary investment styles, individuals can work toward specific goals of capital appreciation, regular income and preservation of investment principal. Your Salomon Smith Barney Financial Consultant can recommend and provide a prospectus for one or more mutual funds designed to help you meet your individual goals for education funding, retirement and changing lifestyle needs.

Smith Barney Mutual Funds provide a broad selection of funds to suit every investment goal, from capital appreciation to preservation of investment principal. Our Family is divided into these main categories:

? Growth: For individuals seeking long-term capital appreciation through investments in common stocks. Some of our growth funds also give equal emphasis to income.

? Taxable Fixed Income:  For individuals seeking current income.

? Tax-Exempt Fixed Income: For individuals seeking a tax-exempt investment that allows them to keep more of what they earn for current spending or future investment.

? Global/International: For individuals seeking to diversify their portfolio to include long-term capital appreciation or income from investments in markets around the world.

? Concert Allocation Series:

We understand that investors can be ________ in how they wish to reach their financial goals. That's why we offer four different Series of funds. Some investors, guided by their Financial Consultant, prefer to take an active role in allocating their investment portfolio. For these investors we offer the Style Pure Series. Others prefer to rely on the asset allocation decisions of experienced portfolio managers, and may fund solutions to their investment needs in our Classic Series. For investors who want to explore opportunities using a narrower focus, we offer the Specialty Series. The Concert Allocation Series allows investors to invest in a diversified "fund of funds."

Style Pure Series Smith Barney mutual funds designated as "Style Pure" are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each of these funds is 100% invested, 1005 of the time within its designated asset classes and designated investment style. The Style Pure Series enables you and your Smith Barney Financial Consultant to control your asset allocation decisions using funds managed by experienced portfolio managers.


Global/International Funds

Taxable Fixed Income Funds

Emerging Markets Portfolio

Adjustable Rate Government
Income Fund

European Portfolio

Government Securities Fund

Pacific Portfolio

High Income Fund



Investment Grade Bond Fund

Growth Funds

Managed Governments Fund

Large Cap Blend Fund

Short-Term High Grade Bond Fund

Large Capitalization Growth
Fund

U.S. Government Securities Fund

Large Cap Value Fund



Mid Cap Blend Fund

Tax-Exempt Fixed Income Funds

Small Cap Blend Fund

Limited Term Portfolio



Municipal High Income Fund

Classic Series The "Classic Series" lets you participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.


Global/International Funds

Taxable Fixed Income Funds

Global Government Bond Fund

Diversified Strategic Income
Fund

Hansberger Global Small Cap
Value Fund

Total Return Bond Fund

Hansberger Global Value Fund



International Balanced
Portfolio

Tax-Exempt Fixed Income Funds

International Equity Portfolio

Managed Municipals Fund





Growth Funds



Aggressive Growth Fund



Appreciation Fund



Balanced Fund



Concert Peachtree Growth Fund



Contrarian Fund



Fundamental Value Fund



Premium Total Return Fund



Special Equities Fund



Specialty Series Mutual funds included in Smith Barney's "Specialty Series" explore opportunities in a narrower sector of the market or by using a narrower investment focus.


Growth Funds

State-Specific, Intermediate-
Term Tax-Exempt Fixed Income
Funds

Concert Social Awareness Fund

Intermediate Maturity
California Municipals Fund

Convertible Fund

Intermediate Maturity New York
Municipals Fund

Natural Resources Fund



S&P 500 Index Fund









State-Specific, Tax-Exempt
Fixed Income Funds



Arizona		New Jersey



California		New York



Florida			Oregon



Georgia		Pennsylvania



Massachusetts



Concert Allocation Series These "funds of funds" are designed to provide you with targeted objectives, but at diversification levels that are significantly greater than an investment in a single fund can provide. Currently, available options include Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. These Portfolios' objectives are achieved through stock and bond fund allocations that range from 100% stocks to 10% stocks/90% bonds, allowing you to match "funds of funds" in the Concert Allocation Series with your changing financial goals and risk tolerance.

The Global Portfolio						The Balanced
Portfolio
The High Growth Portfolio					The Conservative
Portfolio
The Growth Portfolio						The Income
Portfolio

Help Along the Way

A professionally trained Salomon Smith Barney Financial Consultant is ready, willing and able to serve as a reliable financial guide throughout your financial journey. Talk with your Financial Consultant before you invest in order to help prioritize your goals. Once you've set your sights on clear objectives, rely on the expertise of this dedicated professional to help you determine which investment mix may be suited to your unique circumstances.

Your Financial Consultant knows from experience that allocating assets is a key part of determining the long-term success of investment strategies. As your circumstances and life style change, your Financial Consultant will suggest adjustments to your strategy in order to keep you on the right road and on track for achieving your financial goals.

International Investing
Whether you're a conservative or aggressive investor, just starting to save or nearing retirement, chances are you could benefit from investing a portion of your overall portfolio in international stocks and bonds. Smith Barney offers a variety of international mutual funds designed to help you gain access to:

Expanded horizons
Today, approximately 55% of the world's stock and bond opportunities are found beyond U.S. boundaries. And non-U.S. markets represent some of the fastest-growing economies in the world.

Potential for higher return
Taken as a whole, foreign markets have outperformed their domestic counterparts on a long-term basis. Foreign markets do not outperform the U.S. every quarter of every year, but they have delivered superior returns over time.

Enhanced diversification
One of the most significant benefits of investing abroad is the potential for reducing risk. Intentionally diversified portfolios tend to experience less overall price volatility than portfolios invested in single markets. Since world markets do not necessarily move in tandem with those of the U.S., many international markets may be on the rise when U.S. markets are down. The net result may be lower overall portfolio volatility and potentially higher investment returns over time. In addition, global/international mutual funds offer convenient access to attractive opportunities not always available to U.S. investors.

Growth Investing
A growth mutual fund can offer you the benefits of professional management, lower volatility as a result of diversification, and affordability in terms of both initial and subsequent investments. If you are a long-term investor, you may be best served by having a significant portion of your assets invested in growth funds, although past performance is not a guarantee of future results and principal value will fluctuate with changes in the market. For younger investors, growth funds may be one of the best ways to grow your assets and help you reach your financial goals. Yet investing for growth is also important for older investors, who should not underestimate the importance of offsetting the effects of inflation and continuing to build financial resources for future needs.

Different types of investments have different rewards and risks associated with them. For example, funds that invest in bonds as well as stocks may be less volatile than funds investing solely in stocks. You may reduce overall investment risk by owning funds that span different market capitalizations and investment styles. The Smith Barney Natural Resources Fund may be useful as a diversification component in growth portfolios, since natural resource prices have tended to move counter to equity markets in recent decades.

Tax-Exempt Investing: Helping You to Keep More of What You Earn Tax-exempt fixed income funds, also known as "municipal bond mutual funds," seek to provide tax-exempt income by investing in portfolios of selected municipal bonds. Cities, states and municipalities issue municipal bonds to finance ongoing operations and public projects.
These tax-exempt funds have remained tax-free and offer the potential to provide shareholders with income and capital growth at levels that may equal or exceed total returns from taxable investments on an after-tax basis.

Maturity and credit quality can be important factors in determining the potential risks and rewards of a municipal bond investment. Longer-term bond funds generally offer higher yields but your principal will be more affected by interest rate changes, and therefore, are more risky. Municipal bonds that are of lower credit quality tend to be riskier because they are subject to credit risk; however, they generally offer higher yields. Tax-exempt funds may be appropriate for investors in high tax brackets. If you are risk-averse, or have shorter-term goals, an intermediate or shorter-term investment may be more appropriate. Investors with longer time horizons or a greater tolerance for risk may benefit from the higher yields offered by longer-term municipal funds.

3


18


Part C. Other Information

Item 23. 	Exhibits

(a) (1)	Registrant's Articles of Incorporation are incorporated
by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27,1993 ("Post-Effective Amendment No.
12").

(a) (2)	Articles of Amendment dated October 30, 1986 to Articles
of Incorporation are incorporated by reference to Post-Effective
Amendment No. 12.

(a) (3)	Articles of Amendment dated November 17, 1989 to Articles
of Incorporation are incorporated by reference to Post-Effective
Amendment No.12.

(a) (4)	Articles Supplementary dated November 5, 1992 to Articles
of Incorporation are incorporated by reference to Post-Effective
Amendment No.12.

(a) (5)	Articles of Amendment dated November 19, 1992 to Articles
of Incorporation are incorporated by reference to Post-Effective
Amendment No.12.

(a) (6)	Articles of Amendment dated July 30, 1993 to Articles of
Incorporation are incorporated by reference to Post-Effective
Amendment No.12.

(a) (7)	Articles of Amendment dated October 14, 1994 and November
7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 ("Post-Effective Amendment No. 15").

(a) (8)	Articles of Amendment dated December 18, 1995 to the
Articles of Incorporation are incorporated by reference to Post
Effective Amendment No. 20 to the Registration Statement filed on
January 23, 1996 ("Post-Effective Amendment No. 20").

(a) (9)	Articles of Amendment dated June 1, 1998 to the Articles
of Incorporation are filed herein.

(b) (1)	Registrant's By-Laws are incorporated by reference to the
Registration Statement.

(b) (2)	Amendment to Registrant's By-Laws is incorporated by
reference to Post-Effective Amendment No. 4 to the Registration
Statement filed on January 3, 1989 ("Post-Effective Amendment No.
4").

(c)	Specimen form of common stock certificate filed herein.

(d) Form of Management Agreement between the Registrant and Mutual Management Corp.(formerly known as Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective
Amendment No. 19 to the Registration Statement filed on
December 18, 1995 ("Post-Effective Amendment No. 19").

(e)(1)	Distribution Agreement between the Registrant and Smith
Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)	Form of Distribution Agreement between Registrant and
CFBDS, Inc. is filed herein.

(f)	Not Applicable.

(g)	Form of Custodian Agreement between the Registrant and The
Chase Manhattan Bank N.A. is incorporated by reference to Post-
Effective Amendment No. 21 filed on February 20, 1997.

(h)	Transfer Agency Agreement dated August 2, 1993 between the
Registrant and First Data Investor Services Group is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
Statement filed on December 30, 1993.

(i)	Not Applicable.

(j)	Consent of Independent Accountants is filed herein.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson Lehman
Brothers is incorporated by reference to Pre-Effective Amendment No.
1.

(m)(1)	Amended Service and Distribution Plan pursuant to Rule
12b-1 between the Registrant and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(m)(2)	Form of Amended Service and Distribution Plan pursuant to
Rule 12b-1 between the Registrant and Smith Barney Inc. is filed herein.

(n)	Financial Data Schedule to be filed by amendment.

(o)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is
filed herein.

Item 24.	Persons Controlled by or Under Common Control with
Registrant

	None.

Item 25.  Indemnification

The response to this item is incorporated by reference to Post -
Effective Amendment No. 1 to the Registration Statement filed on May
28, 1987.



Item 26.  Business and Other Connections of Investment Adviser

Investment Adviser - - Mutual Management Corp.

Mutual Management Corp.("MMC") was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934.

The list required by this Item 26 of the officer and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

	(1)	Smith Barney Natural Resources Fund Inc.
		388 Greenwich Street
		New York, New York  10013

	(2)	Mutual Management Corp.
		388 Greenwich Street
		New York, New York 10013

	(3)	The Chase Manhattan Bank, N.A.
		4 Chase MetroTech Center
		Brooklyn, New York 11245

	(4)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109


Item 29.  Management Services

	Not Applicable.

Item 30.  Undertakings

               None.


EXHIBIT INDEX

Exhibit No.	Exhibit

(a)(9)		Articles of Amendment filed June 1, 1998

(c) Specimen Form of common stock certificate

(e)(2)		Form of Distribution Agreement

(j) Consent of Independent Accountants

(m)(1)		Form of Rule 12b-1 Plan

(n) Financial Data Schedule +

(o) 18f-3 Plan

+ To be filed by further amendment



               SIGNATURES

     	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Smith Barney Natural Resources Fund Inc., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New
York on the     24th day of December, 1998.

Smith Barney Natural Resources Fund Inc.

/s/ Heath B. McLendon
     Heath B. McLendon
     Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/ Heath B. McLendon 		Director and Chairman of the
Heath B. McLendon		Board (Chief Executive Officer)
   12/24/98


/s/ Lewis E. Daidone          	Senior Vice President and
Treasurer
Lewis E. Daidone                 	(Chief Financial and Accounting
                                            	Officer)
   12/24/98

/s/ Herbert Barg			Director
Herbert Barg			    12/24/98

/s/ Alfred Bianchetti		Director
Alfred Bianchetti			   12/24/98

/s/ Martin Brody			Director
Martin Brody			   12/24/98

/s/ Dwight B. Crane		Director
Dwight B. Crane			   12/24/98

/s/Burt N. Dorsett			Director
Burt N. Dorsett			   12/24/98

/s/ Elliot S. Jaffe			Director
Elliot S. Jaffe			   12/24/98

/s/ Stephen E. Kaufman		Director
Stephen E. Kaufman		   12/24/98

/s/ Joseph J. McCann		Director
Joseph J. McCann		   12/24/98

/s/ Cornelius C. Rose, Jr.		Director
Cornelius C. Rose, Jr.		   12/24/98